Segmented Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Information by Reportable Segment

	Regulated								Non-Regulated	Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub-	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	total	and Other	eliminations	Total

Year ended December 31, 2025
Revenue	2,495	2,913	1,620	1,874	829	557	1,851	12,139	31	—	12,170
Energy supply costs	—	1,064	507	548	—	165	1,087	3,371	—	—	3,371
Operating expenses	628	824	688	450	199	147	253	3,189	61	—	3,250
Depreciation and amortization	487	427	158	367	300	83	228	2,050	7	—	2,057
Operating income	1,380	598	267	509	330	162	283	3,529	(37)	—	3,492
Other income, net	79	73	72	54	8	5	26	317	23	—	340
Finance charges	515	167	94	152	135	81	89	1,233	245	—	1,478
Income tax expense	218	67	54	74	21	11	26	471	(78)	—	393
Net earnings	726	437	191	337	182	75	194	2,142	(181)	—	1,961
Non-controlling interests	134	—	—	1	—	—	27	162	—	—	162
Preference share dividends	—	—	—	—	—	—	—	—	85	—	85
Net earnings attributable to common equity shareholders	592	437	191	336	182	75	167	1,980	(266)	—	1,714

Additions to property, plant and equipment and intangible assets	1,840	1,365	481	1,270	598	186	491	6,231	3	—	6,234

As at December 31, 2025
Goodwill	8,423	1,896	619	913	231	235	210	12,527	—	—	12,527
Total assets	27,474	15,006	6,463	10,842	6,508	2,960	5,247	74,500	341	(11)	74,830

Year ended December 31, 2024
Revenue	2,229	3,007	1,372	1,665	817	545	1,838	11,473	35	—	11,508
Energy supply costs	—	1,183	393	423	—	155	1,095	3,249	—	—	3,249
Operating expenses	530	798	659	418	195	141	250	2,991	49	—	3,040
Depreciation and amortization	448	404	134	337	291	88	218	1,920	7	—	1,927
Operating income	1,251	622	186	487	331	161	275	3,313	(21)	—	3,292
Other income, net	96	51	58	45	11	6	29	296	(8)	—	288
Finance charges	483	155	79	155	135	81	93	1,181	225	—	1,406
Income tax expense	200	70	37	83	26	14	23	453	(107)	—	346
Net earnings	664	448	128	294	181	72	188	1,975	(147)	—	1,828
Non-controlling interests	122	—	—	1	—	—	25	148	—	—	148
Preference share dividends	—	—	—	—	—	—	—	—	74	—	74
Net earnings attributable to common equity shareholders	542	448	128	293	181	72	163	1,827	(221)	—	1,606

Additions to property, plant and equipment and intangible assets	1,456	1,151	431	1,035	554	132	454	5,213	5	—	5,218

As at December 31, 2024
Goodwill	8,828	1,987	649	913	231	235	269	13,112	—	—	13,112
Total assets	27,202	14,690	6,278	10,156	6,181	2,807	5,810	73,124	374	(12)	73,486